Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below for Leonard Livschitz, our principal executive officer or PEO, and our other named executive officers, or NEOs. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. You should refer to our Compensation Discussion & Analysis (“CD&A”) in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
	Summary Compensation Table Total for Leonard Livschitz (PEO) $	Compensation Actually Paid to Leonard Livschitz (PEO)(1)(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	Year-end value of $100 invested on 3/6/2020 in:
Year					Total Shareholder Return(4) $	Peer Group Total Shareholder Return(4) $	Net Income(5) (in millions) $	Total Revenue(6) (in millions) $
2023	5,822,320	10,559,034	920,358	715,944	113.83	189.65	(1.8)	312.9
2022	24,662,487	(1,512,843)	3,370,517	(2,198,770)	95.82	154.38	(29.2)	310.5
2021	6,822,033	61,798,485	1,037,624	9,962,765	324.25	237.64	(7.7)	211.3
2020	16,867,152	30,670,144	3,445,956	5,539,216	107.60	154.73	(12.6)	111.3

(1)
Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. Because of adjustments required by SEC rules, Compensation Actually Paid may be a negative amount. Compensation Actually Paid does not represent amounts actually earned or realized by our PEO and Non-PEO NEOs in the applicable fiscal years.

	2023		2022		2021		2020
	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,822,320	$920,358	$24,662,487	$3,370,517	$6,822,033	$1,037,624	$16,867,152	$3,445,956
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,989,003)	$(387,529)	$(22,579,813)	$(2,749,621)	$(5,202,033)	$(505,374)	$(13,649,920)	$(2,344,222)
Year-end fair value of unvested awards granted in the current year	$7,551,765	$489,078	$17,051,819	$2,096,827	$2,657,236	$258,149	$27,419,144	$4,429,378
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$527,446	$70,023	$(11,143,047)	$(2,866,245)	$19,022,743	$4,851,438	$—	$—
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$32,341,913	$3,141,994	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$646,506	$—	$(9,504,290)	$(2,050,249)	$6,156,594	$1,178,935	$33,769	$8,105
Forfeitures during current year equal to prior year-end fair value	$—	$(446,752)	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$4,736,714	$(204,413)	$(26,175,330)	$(5,569,288)	$54,976,452	$8,925,141	$13,802,992	$2,093,260
Compensation Actually Paid (as calculated)	$10,559,034	$715,944	$(1,512,843)	$(2,198,770)	$61,798,485	$9,962,765	$30,670,144	$5,539,216
(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PSUs at each measurement date.

(3)
Reflects the average of the total compensation paid to our non-CEO NEOs in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-CEO NEOs in each year are listed below:

2023: Anil Doradla; Yury Gryzlov; Stan Klimoff
2022: Anil Doradla; Yury Gryzlov; Stan Klimoff
2021: Anil Doradla; Yury Gryzlov
2020: Victoria Livschitz; Yury Gryzlov
(4)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on March 6, 2020, the first day of trading for the Company’s stock after the closing of its business combination, and reinvesting all dividends until the last day of each reported fiscal year. Pursuant to SEC guidance, reflects peer group used in the Company’s performance graph as disclosed in our 2023 Form 10-K. The peer group includes Accenture plc, Cognizant Technology Solutions Corp., Endava plc, EPAM Systems Inc., Globant, S.A., and Infosys Ltd.

(5)
The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

(6)
In the Company’s assessment, Total Revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2023 to link compensation actually paid to performance. The dollar amounts reported are the Company’s total revenue reflected in the Company’s audited financial statements.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(3)
Reflects the average of the total compensation paid to our non-CEO NEOs in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-CEO NEOs in each year are listed below:

2023: Anil Doradla; Yury Gryzlov; Stan Klimoff
2022: Anil Doradla; Yury Gryzlov; Stan Klimoff
2021: Anil Doradla; Yury Gryzlov
2020: Victoria Livschitz; Yury Gryzlov

Peer Group Issuers, Footnote
(4)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on March 6, 2020, the first day of trading for the Company’s stock after the closing of its business combination, and reinvesting all dividends until the last day of each reported fiscal year. Pursuant to SEC guidance, reflects peer group used in the Company’s performance graph as disclosed in our 2023 Form 10-K. The peer group includes Accenture plc, Cognizant Technology Solutions Corp., Endava plc, EPAM Systems Inc., Globant, S.A., and Infosys Ltd.

PEO Total Compensation Amount	$ 5,822,320	$ 24,662,487	$ 6,822,033	$ 16,867,152
PEO Actually Paid Compensation Amount	$ 10,559,034	(1,512,843)	61,798,485	30,670,144
Adjustment To PEO Compensation, Footnote
(1)
Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. Because of adjustments required by SEC rules, Compensation Actually Paid may be a negative amount. Compensation Actually Paid does not represent amounts actually earned or realized by our PEO and Non-PEO NEOs in the applicable fiscal years.

	2023		2022		2021		2020
	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,822,320	$920,358	$24,662,487	$3,370,517	$6,822,033	$1,037,624	$16,867,152	$3,445,956
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,989,003)	$(387,529)	$(22,579,813)	$(2,749,621)	$(5,202,033)	$(505,374)	$(13,649,920)	$(2,344,222)
Year-end fair value of unvested awards granted in the current year	$7,551,765	$489,078	$17,051,819	$2,096,827	$2,657,236	$258,149	$27,419,144	$4,429,378
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$527,446	$70,023	$(11,143,047)	$(2,866,245)	$19,022,743	$4,851,438	$—	$—
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$32,341,913	$3,141,994	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$646,506	$—	$(9,504,290)	$(2,050,249)	$6,156,594	$1,178,935	$33,769	$8,105
Forfeitures during current year equal to prior year-end fair value	$—	$(446,752)	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$4,736,714	$(204,413)	$(26,175,330)	$(5,569,288)	$54,976,452	$8,925,141	$13,802,992	$2,093,260
Compensation Actually Paid (as calculated)	$10,559,034	$715,944	$(1,512,843)	$(2,198,770)	$61,798,485	$9,962,765	$30,670,144	$5,539,216

Non-PEO NEO Average Total Compensation Amount	$ 920,358	3,370,517	1,037,624	3,445,956
Non-PEO NEO Average Compensation Actually Paid Amount	$ 715,944	(2,198,770)	9,962,765	5,539,216
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. Because of adjustments required by SEC rules, Compensation Actually Paid may be a negative amount. Compensation Actually Paid does not represent amounts actually earned or realized by our PEO and Non-PEO NEOs in the applicable fiscal years.

	2023		2022		2021		2020
	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,822,320	$920,358	$24,662,487	$3,370,517	$6,822,033	$1,037,624	$16,867,152	$3,445,956
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,989,003)	$(387,529)	$(22,579,813)	$(2,749,621)	$(5,202,033)	$(505,374)	$(13,649,920)	$(2,344,222)
Year-end fair value of unvested awards granted in the current year	$7,551,765	$489,078	$17,051,819	$2,096,827	$2,657,236	$258,149	$27,419,144	$4,429,378
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$527,446	$70,023	$(11,143,047)	$(2,866,245)	$19,022,743	$4,851,438	$—	$—
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$32,341,913	$3,141,994	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$646,506	$—	$(9,504,290)	$(2,050,249)	$6,156,594	$1,178,935	$33,769	$8,105
Forfeitures during current year equal to prior year-end fair value	$—	$(446,752)	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$4,736,714	$(204,413)	$(26,175,330)	$(5,569,288)	$54,976,452	$8,925,141	$13,802,992	$2,093,260
Compensation Actually Paid (as calculated)	$10,559,034	$715,944	$(1,512,843)	$(2,198,770)	$61,798,485	$9,962,765	$30,670,144	$5,539,216

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to Company performance are listed in the table below, in no particular order. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.
Performance Measures
Total Revenue
EBITDA
Contribution Margin

Total Shareholder Return Amount	$ 113.83	95.82	324.25	107.6
Peer Group Total Shareholder Return Amount	189.65	154.38	237.64	154.73
Net Income (Loss)	$ (1,800,000)	$ (29,200,000)	$ (7,700,000)	$ (12,600,000)
Company Selected Measure Amount	312.9	310.5	211.3	111.3
PEO Name	Leonard Livschitz
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description
(6)
In the Company’s assessment, Total Revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2023 to link compensation actually paid to performance. The dollar amounts reported are the Company’s total revenue reflected in the Company’s audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Contribution Margin
PEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,736,714	(26,175,330)	54,976,452	13,802,992
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,989,003)	(22,579,813)	(5,202,033)	(13,649,920)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,551,765	17,051,819	2,657,236	27,419,144
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,446	(11,143,047)	19,022,743
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	646,506	(9,504,290)	6,156,594	33,769
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,341,913
PEO | Forfeitures During Current Year Equal To Prior Yearend Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,413)	(5,569,288)	8,925,141	2,093,260
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,529)	(2,749,621)	(505,374)	(2,344,222)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,078	2,096,827	258,149	4,429,378
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,023	(2,866,245)	4,851,438
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,050,249)	1,178,935	8,105
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,141,994
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Yearend Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,752)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount